Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2015
Short-term borrowings and long-term debt

10.    Short-term borrowings and long-term debt:

Short-term borrowings at March 31, 2014 and 2015 comprised the following:

	2014	2015
	Millions of yen
Borrowings denominated in Japanese yen:
Unsecured short-term loans from financial institutions bearing interest at weighted average rates of 0.33% and 0.26% per annum at March 31, 2014 and 2015, respectively	¥49,909	¥39,238
Commercial paper bearing interest at weighted average rates of 0.08% and 0.09% per annum at March 31, 2014 and 2015, respectively	89,000	206,993
Borrowing denominated in foreign currencies:
Unsecured short-term loans from financial institutions	129,835	84,192
Commercial paper	700	—

Total short-term debt	¥269,444	¥330,423

Long-term debt at March 31, 2014 and 2015 comprised the following:

	2014	2015
	Millions of yen
Debt denominated in Japanese yen:
0.15% – 2.06% coupon bonds due 2015 – 2031	¥1,795,967	¥1,700,969
0.42% floating rate bond due 2022	100	100
Secured indebtedness to financial institutions—
0.70% (weighted average) loans due 2015 – 2029	61,382	49,408
0.30% (weighted average) floating rate loans due 2018 – 2026	—	18,744
Unsecured indebtedness to financial institutions—
0.99% (weighted average) loans due 2015 – 2031	1,599,342	1,683,994
0.28% (weighted average) floating rate loans due 2015 – 2026	98,130	88,309

	3,554,921	3,541,524

Debt denominated in foreign currencies:
0.89% – 2.15% U.S. dollar notes due 2016 – 2020	182,889	213,250
0.69% floating rate U.S. dollar notes due 2019	—	24,034
Unsecured indebtedness to financial institutions—
0.68% (weighted average) U.S. dollar floating rate loans due 2015 – 2029	98,716	164,010
0.88% (weighted average) U.K. pound floating rate loans due 2016 – 2018	18,918	17,987
0.97% (weighted average) Euro loans due 2015 – 2025	6,938	50,084
0.71% (weighted average) Euro floating rate loans due 2015 – 2020	6,367	16,701
Other loans due 2015 – 2033	40,691	31,844

	354,519	517,910

Total long-term debt principal	3,909,440	4,059,434
Less—Deferred bond discounts	(416)	(330)

	3,909,024	4,059,104
Less—Current portion	(425,351)	(370,279)

Total long-term debt	¥3,483,673	¥3,688,825

Interest rates and due dates in the above table are stated at March 31, 2015.

All holders of the bonds and notes totaling ¥1,051,257 million issued by NTT, referred to in the above table, generally have preferential rights under the NTT Act to be paid prior to other unsecured indebtedness, subject to certain general preferential rights provided for in the Japanese Civil Code, such as preferential rights of employees to wages.

The bond and note agreements relating to NTT’s long-term debt at March 31, 2015 generally provide that the bonds and notes may be purchased by NTT in the market or directly from the holders. Additionally, certain of the bonds and notes are redeemable at the option of NTT, generally at the principal amount.

The balance of long-term debt as of March 31, 2015, and the aggregate amounts of annual maturities from the fiscal year ending March 31, 2016 to the fiscal year ending March 31, 2020 and thereafter are as follows:

Fiscal year ending March 31	Millions of yen
2016	¥370,279
2017	474,807
2018	683,159
2019	598,374
2020	445,719
Thereafter	1,486,766

Total	¥4,059,104

As of March 31, 2015, NTT Group has unused committed lines of credit amounting to ¥105.5 billion.